SHAREHOLDERS' EQUITY - Schedule of Stock by Class (Details)	Dec. 31, 2022 vote shares	Dec. 31, 2021 shares	Jul. 22, 2021 vote shares
Class of Stock [Line Items]
Common stock authorized (in shares)	1,083,417,110	1,083,417,110
Common stock issued (in shares)	327,477,544	317,679,746
Common stock outstanding (in shares)	327,477,544	317,679,746
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock authorized (in shares)	1,000,000,000	1,000,000,000	188,722,998
Common stock issued (in shares)	244,060,434	234,262,636
Common stock outstanding (in shares)	244,060,434	234,262,636	47,261,181
Number of votes | vote	1		1
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock authorized (in shares)	83,417,110	83,417,110
Common stock issued (in shares)	83,417,110	83,417,110
Common stock outstanding (in shares)	83,417,110	83,417,110
Number of votes | vote	10		10
Percentage of outstanding shares representing an affirmative vote	1